Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
22. Subsequent events

In February 2017, HJX International Limited, a previously consolidated subsidiary of the Group, was deregistered.

In March 2017, Shanghai Acorn HJX Software Technology Development Co., Ltd., a previously consolidated subsidiary of the Group, was deregistered.

Through January 1, 2017 to the date of this annual report, the Group has sold approximately 4.6 million shares of Yimeng shares, with the total cash consideration of RMB 64.9 million, and the remaining shares are approximately 32.7 million shares.